UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FA Asset Management
Address: Two Mid America Plaza
         Suite 606
         Oakbrook Terrace, IL  60181

13F File Number:  28-10752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles H. Travis
Title:     Managing Director/Director of Compliance
Phone:     (630) 575-2582

Signature, Place, and Date of Signing:

     Charles H. Travis     Oakbrook Terrace, NY     July 27, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $142,389 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTUANT CORP                   SDCV  2.000%11/1 00508XAB0     1805  1380000 PRN      Sole                  1380000
ADVANCED MEDICAL OPTICS INC    NOTE  2.500% 7/1 00763MAG3     8054  7900000 PRN      Sole                  7900000
AMERICAN GREETINGS CORP        NOTE  7.000% 7/1 026375AJ4     5524  2850000 PRN      Sole                  2850000
ANDREW CORP                    NOTE  3.250% 8/1 034425AB4     6645  5890000 PRN      Sole                  5890000
ARMOR HOLDINGS INC             NOTE  2.000%11/0 042260AC3     6009  6200000 PRN      Sole                  6200000
DST SYS INC DEL                DBCV  3.625% 8/1 233326AD9     8445  7715000 PRN      Sole                  7715000
ELECTRONICS FOR IMAGING INC    DBCV  1.500% 6/0 286082AA0     7548  7680000 PRN      Sole                  7680000
FLIR SYS INC                   NOTE  3.000% 6/0 302445AB7     8609  5800000 PRN      Sole                  5800000
GENZYME CORP                   NOTE  1.250%12/0 372917AN4     7710  7430000 PRN      Sole                  7430000
GUITAR CTR MGMT INC            NOTE  4.000% 7/1 402040AC3     9291  5380000 PRN      Sole                  5380000
HUTCHINSON TECHNOLOGY INC      NOTE  2.250% 3/1 448407AE6     5609  4050000 PRN      Sole                  4050000
INTEGRA LIFESCIENCES HLDGS C   NOTE  2.500% 3/1 457985AB5     3119  3000000 PRN      Sole                  3000000
INTERPUBLIC GROUP COS INC      NOTE  4.500% 3/1 460690AT7     8364  6880000 PRN      Sole                  6880000
INVITROGEN CORP                NOTE  2.000% 8/0 46185RAJ9     8141  6200000 PRN      Sole                  6200000
KAYDON CORP                    NOTE  4.000% 5/2 486587AB4     3412  3160000 PRN      Sole                  3160000
LENNOX INTL INC                NOTE  6.250% 6/0 526107AB3     1245  1000000 PRN      Sole                  1000000
LINCARE HLDGS INC              DBCV  3.000% 6/1 532791AB6     6530  6500000 PRN      Sole                  6500000
MASSEY ENERGY CO               NOTE  4.750% 5/1 576203AB9     4144  2000000 PRN      Sole                  2000000
MEDICIS PHARMACEUTICAL CORP    NOTE  2.500% 6/0 58470KAA2     6576  5600000 PRN      Sole                  5600000
MGI PHARMA INC                 NOTE  1.682% 3/0 552880AB2     1247  1835000 PRN      Sole                  1835000
PHOTRONICS INC                 NOTE  2.250% 4/1 719405AE2     2251  1450000 PRN      Sole                  1450000
PRIDE INTL INC DEL             NOTE  3.250% 5/0 74153QAD4     7969  6650000 PRN      Sole                  6650000
RESMED INC                     NOTE  4.000% 6/2 761152AB3     6448  5650000 PRN      Sole                  5650000
YELLOW CORP                    NOTE  5.000% 8/0 985509AN8      236   150000 PRN      Sole                   150000
YELLOW ROADWAY CORP            NOTE  5.000% 8/0 985577AA3     7458  4750000 PRN      Sole                  4750000